Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($)	Aug. 10, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Long-term debt (Note 18)		$ 180,010	$ 180,010	$ 11,900
August 2021 Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Interest rate on borrowings (percent)					2.63%
December 2017 Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Interest rate on borrowings (percent)					4.625%
Yamana By Gold Fields
Disclosure of non-adjusting events after reporting period [line items]
Termination Fee Payable	$ 150,000	$ 150,000	150,000	0
Yamana
Disclosure of non-adjusting events after reporting period [line items]
Aggregate Consideration Payable To Shareholders			$ 4,800,000
Aggregate Consideration Payable To Shareholders Per Share | $ / shares			$ 5.02
Yamana | Common Share
Disclosure of non-adjusting events after reporting period [line items]
Common Share Ratio Received By Shareholders For Acquisition | shares		0.1598	0.1598
Yamana | Agnico Eagle
Disclosure of non-adjusting events after reporting period [line items]
Common Share Ratio Received By Shareholders For Acquisition | shares		0.0376	0.0376
Cash To Be Paid By For Acquisition | $ / shares			$ 1.0406
Aggregate Cash Consideration Payable To Shareholders			$ 1,000,000
Credit Facility [member] | Interest rate risk [member]
Disclosure of non-adjusting events after reporting period [line items]
Long-term debt (Note 18)						$ 500,000
Credit Facility [member] | Interest rate risk [member] | August 2021 Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Long-term debt (Note 18)					$ 500,000
Credit Facility [member] | Interest rate risk [member] | December 2017 Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Long-term debt (Note 18)					$ 282,900
SL Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings			$ 160,000	$ 0
Bottom of range [member] | Credit Facility [member] | Interest rate risk [member]
Disclosure of non-adjusting events after reporting period [line items]
Long-term debt (Note 18)						500,000
Top of range [member] | Credit Facility [member] | Interest rate risk [member]
Disclosure of non-adjusting events after reporting period [line items]
Long-term debt (Note 18)						$ 1,250,000